Assets Charged as Security for Liabilities and Collateral Accepted as Security for Assets - Additional Information (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	£ 1,585	£ 4,549
Gross assets charged as security for liabilities	20,199	33,432
Notes issued under securitisation and covered bond programmes retained internally	13,519	21,615
Securities lending
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	46,007	30,135
Collateral accepted as security for assets	3,678	5,071
Internally retained | Securitisations and covered bonds
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued under securitisation and covered bond programmes retained internally	1,855	4,530
Third party bilateral secured funding transactions | Securitisations and covered bonds
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	500	1,114
Purchase and resale agreements
Disclosure Of Assets Pledged As Security [Line Items]
Collateral accepted as security for assets	14,562	25,972
Fellow subsidiaries | Sale and repurchase agreements
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	15,368	25,874
Fellow subsidiaries | Loans and advances to customers securitisations and covered bonds
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	639	1,392
Santander UK plc | Internally retained | Securitisations and covered bonds
Disclosure Of Assets Pledged As Security [Line Items]
Internally retained securitisation and covered bond issuances available for creating collateral	767	2,294
Derivatives | Cash
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	2,159	1,888
Collateral accepted as security for assets	£ 941	£ 2,071